Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
Cash flows provided by (used in) operating activities
Loss for the year	$ (7,625,316)	$ (7,500,233)	$ (1,928,870)
Items not affecting cash:
Accretion expense	(211,155)		1,900
Accrued interest income	(60,662)	(49,404)	(37,572)
Accrued interest expense	162,152	126,360	211,460
Accrued income taxes		1,668
Allowance for credit loss	145,431
Amortization - intangibles	100,202	17,722
Amortization - licenses	1,819,596	603,718
Depreciation	1,553		200
Bad debts		10,020
Change in value of derivatives	449,519	526,758
Commitment to issue shares		156,000
Deferred income tax recovery	(160,917)
(Gain) loss on settlement of debt	98,487	(172,816)	(453)
Non-cash listing expense		4,130,557
Share of (profit) loss on equity investment	(195,726)	119,654	25,036
Share-based compensation	1,173,512	111,135	576,000
Shares issued for services	73,980		73,980
Unrealized foreign exchange	(6,722)	(155,943)
Unrealized gains on equity instruments	953,961
Write-off of intangible assets		116,352
Write-off of investments in associates		310,484
Write-off of investments in film		12,447
Write-off of license fees	717,125
Changes in non-cash working capital:
Receivables	(516,294)	(99,469)	(32,035)
Prepaids	204,840	172,815	(154,604)
Accounts payable and accrued liabilities	713,702	2,044,431	182,984
Corporate income taxes payable	(1,668)
Cash flows from (used in) operating activities	(4,026,634)	326,256	(1,155,954)
Cash flows used in investing activities
Cash acquired from reverse acquisition		579,279
Cash received prior to reverse acquisition		124,561
Cash acquired for Majesco		11,060
Payment for consideration of Majesco		(196,505)
Investment in film			(12,447)
Investment in associate		(2,339)	(275,805)
Investment in intangibles	(133,356)	(79,808)
Loan receivable issued			(278,619)
Loan receivable received	10,000		13,372
Interest received on loans	7,807
Restricted cash from reverse acquisition		(574,510)
Restricted cash received	574,510
Purchase of restricted deposit certificate	(672,663)
Cash flows from (used in) investing activities	(213,702)	(138,262)	(553,499)
Cash flows provided by (used in) financing activities
Loan proceeds	812,933	167,500	2,000
Loan repayments	(137,000)	(27,500)	(1,756,721)
Loan proceeds from related parties		37,582	291,368
Loan repayments to related parties	(172,203)	(50,500)
Interest paid on loans	(23,260)		(160,585)
Convertible debentures issued	3,502,793
Shares issued for cash		4,157,760	592,427
Share issuance costs		(446,571)
Commitment to issue shares	104,139		168,550
Warrants issued for cash	368,617	156,615	126,000
Cash flows from (used in) financing activities	4,456,019	3,994,886	(736,961)
Effect of foreign exchange on cash	44,391	90,144
Change in cash during the year	260,074	4,273,024	(2,446,414)
Cash, beginning of year	4,327,331	54,307	2,500,721
Cash, end of year	4,587,405	4,327,331	54,307
Supplemental cash-flow disclosure:
Interest received	7,807	3,963
Interest paid	$ 23,260	$ 1,161	$ 159,306